                       SUPPLEMENT TO THE PROSPECTUSES OF

                 MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND
                 Dated May 1, 1998, as revised August 21, 1998
      MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated April 23, 1998 MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated April 23, 1998
    MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST Dated
                               February 26, 1998
       MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND Dated April 6, 1998 MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND Dated January 29, 1998 MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES Dated December 29, 1997
    MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND, "Best Ideas Portfolio"
                              Dated July 30, 1998
MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 26, 1997
         MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                            Dated November 26, 1997
              MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
                Dated February 6, 1998, as revised July 30, 1998
           MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
                              Dated June 24, 1998
           MORGAN STANLEY DEAN WITTER EQUITY FUND Dated June 2, 1998
  MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC. Dated January 29, 1998 MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated December 29, 1997
    MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated July 30, 1998
           MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated May 5, 1998
          MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
                              Dated June 23, 1998
         MORGAN STANLEY DEAN WITTER GLOBAL SHORT-TERM INCOME FUND INC.
                            Dated February 10, 1998
      MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated June 26, 1998
           MORGAN STANLEY DEAN WITTER GROWTH FUND Dated July 29, 1998
    MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST Dated January 30, 1998 MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 29, 1997
             MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
                Dated October 31, 1997, as revised July 30, 1998
     MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 26, 1997
        MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated July 29, 1998
           MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                             Dated October 28, 1997
   MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated July 30, 1998
           MORGAN STANLEY DEAN WITTER JAPAN FUND Dated July 29, 1998
  MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST Dated June 30, 1998
    MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC. Dated October 24, 1997
     MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 28, 1997
         MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
                              Dated March 23, 1998
       MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND Dated July 29, 1998
         MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                              Dated March 23, 1998
    MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                              Dated April 27, 1998
        MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
                            Dated February 26, 1998
  MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND Dated April 2, 1998
   MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC. Dated January 30, 1998
         MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
                            Dated December 30, 1997
      MORGAN STANLEY DEAN WITTER SHORT-TERM BOND FUND Dated June 30, 1998
 MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST Dated July 29, 1998

     MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 30, 1997
       MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated March 31, 1998 MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated July 30, 1998
      MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 26, 1997 MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated April 17, 1998
MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST Dated February 27, 1998
         MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
                              Dated March 2, 1998
          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                Dated April 17, 1998, as revised August 14, 1998
                   MORGAN STANLEY DEAN WITTER UTILITIES FUND
                Dated April 27, 1998, as revised August 19, 1998
   MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 27, 1998 MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST Dated February 6, 1998

     The Directors/Trustees of each investment company named above have approved certain changes to the Systematic Withdrawal Plan of each company, to take effect on October 1, 1998. EFFECTIVE OCTOBER 1, 1998, the disclosure in the section of each of the above Prospectuses entitled "SHAREHOLDER SERVICES -- Systematic Withdrawal Plan" is hereby replaced by the following:

          Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders whose shares of Morgan Stanley Dean Witter Funds have an aggregate value of $10,000 or more. Shares of any Fund from which redemptions will be made pursuant to the Plan must have a value of $1,000 or more (referred to as a "SWP Fund"). The required share values are determined on the date the shareholder establishes the Withdrawal Plan. The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Funds' shares, on an annualized basis. Any applicable contingent deferred sales charge ("CDSC") will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares" in the Prospectuses of the Funds offered with multiple Classes and "Redemptions and Repurchases -- Contingent Deferred Sales Charge" in the Prospectus of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Fund account, based on the share values next determined after the shareholder establishes the Withdrawal Plan. (For shareholders who established the Withdrawal Plan prior to October 1, 1998, the value of each SWP Fund account for the purpose of the 12% CDSC waiver will be determined at 4:00 p.m., New York time, on October 2, 1998.) Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

          A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Fund.

          Prior to adding an additional SWP Fund to an existing Withdrawal Plan, the required $10,000/$1,000 share values must be met, to be calculated on the date the shareholder adds the additional SWP Fund. However, the addition of a new SWP Fund will not change the account value for the 12% CDSC waiver for the SWP Funds already participating in the Withdrawal Plan.

          Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.

          Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about the Withdrawal Plan.

     Effective October 1, 1998, the Directors/Trustees of each investment company named above that is offered with multiple classes of shares (that is, all except Morgan Stanley Dean Witter California Tax-Free Daily Income Trust, Morgan Stanley Dean Witter Global Short-Term Income Fund Inc., Morgan Stanley Dean Witter Hawaii Municipal Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Liquid Asset Fund Inc., Morgan Stanley Dean Witter Multi-State Municipal Series Trust, Morgan Stanley Dean Witter New York Municipal Money Market Trust, Morgan Stanley Dean Witter Short-Term Bond Fund, Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Tax-Free Daily Income Trust and Morgan Stanley Dean Witter U.S. Government Money Market Trust) have amended the disclosure in the section of each of the above Prospectuses entitled "PURCHASE OF FUND SHARES -- Contingent Deferred Sales Charge Alternative -- Class B Shares -- CDSC Waivers," and the Directors of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. have amended the disclosure in the section of the Prospectus of that Fund entitled "REDEMPTIONS AND REPURCHASES -- Contingent Deferred Sales Charge," to reflect that the CDSC will be waived for certain redemptions pursuant to the Fund's Systematic Withdrawal Plan, and referring investors to the section of each Prospectus entitled "SHAREHOLDER SERVICES -- Systematic Withdrawal Plan."

     In addition, the Directors/Trustees of each investment company named above that is offered with multiple classes of shares have modified the eligibility requirements for purchasing Class D shares of the Fund to provide that investors who were shareholders of Dean Witter Retirement Series on September 11, 1998 are eligible to purchase Class D shares of any Morgan Stanley Dean Witter multiple class Fund for their former Dean Witter Retirement Series accounts without regard to the $5 million (or $25 million) minimum investment otherwise required. Investors who were shareholders of Dean Witter Retirement Series on that date received Class D shares of various Morgan Stanley Dean Witter Funds (and/or shares of Morgan Stanley Dean Witter Liquid Asset Fund Inc. and Morgan Stanley Dean Witter U.S. Government Money Market Trust that may be redeemed and the proceeds used to acquire Class D shares) in connection with the mergers of the individual Series of Dean Witter Retirement Series into various other Morgan Stanley Dean Witter Funds.

September 11, 1998

                                       3